Finance Costs	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Finance Costs
24.	FINANCE COSTS

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Interest expense
Corporate bonds	$14,116.1	$17,848.9	$19,278.1
Lease liabilities	267.1	382.0	373.4
Bank loans	32.0	95.4	150.8
Others	1.7	2.8	3.4
Less: Capitalized interest under property, plant and equipment	(2,666.9)	(6,329.7)	(9,310.3)

	$11,750.0	$11,999.4	$10,495.4

Information about capitalized interest is as follows:

	Years Ended December 31
	2023	2024

Capitalization rate	1.08%-3.36%	1.20%-3.34%